UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Municipal Income 2019 Fund

September 30, 2017

M19-QTLY-1117
1.932721.106

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.4%
	Principal Amount	Value
Arizona - 4.6%
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Projs.):
Series 2012 B, 5% 6/1/19	$270,000	$287,005
Series 2015 A, 5% 6/1/19	1,000,000	1,062,980
Dysart Unified School District #89 Gen. Oblig. Series 2014, 5% 7/1/19	350,000	373,450
Glendale Gen. Oblig.:
Series 2015, 4% 7/1/19 (FSA Insured)	1,000,000	1,050,130
Series 2017, 5% 7/1/18	475,000	487,958
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	645,000	687,060
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2006, 5% 7/1/19	600,000	641,070
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/19 (Escrowed to Maturity)	500,000	532,335

TOTAL ARIZONA		5,121,988

California - 2.5%
California Health Facilities Fing. Auth. Rev. Series 2011 A, 5% 3/1/19	615,000	647,773
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	526,490
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	358,232
San Jose Int'l. Arpt. Rev. Series 2014 A, 5% 3/1/19 (a)	1,000,000	1,054,160
Washington Township Health Care District Gen. Oblig. Series 2013 B, 4% 8/1/19	220,000	232,129

TOTAL CALIFORNIA		2,818,784

Connecticut - 2.3%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Lawrence & Memorial Hosp. Proj.) Series 2011 F, 5% 7/1/19	1,825,000	1,937,146
Series 2012 J, 4% 7/1/19	450,000	469,368
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A, 5% 6/15/19 (a)	200,000	212,014

TOTAL CONNECTICUT		2,618,528

Florida - 15.2%
Broward County School Board Ctfs. of Prtn.:
Series 2011 A, 5% 7/1/19	3,040,000	3,242,069
Series 2012 A, 5% 7/1/19	1,000,000	1,066,470
Series 2015 A, 5% 7/1/19	500,000	533,235
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	290,000	308,166
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/19	500,000	533,235
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	533,145
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	935,000	999,337
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/19	455,000	470,534
Halifax Hosp. Med. Ctr. Rev. 5% 6/1/19	1,100,000	1,162,161
Hillsborough County School Board Ctfs. of Prtn.:
Series 2016, 5% 7/1/19	650,000	693,550
Series 2017 A, 5% 7/1/19	500,000	533,500
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.) Series 2013, 5% 7/1/19	315,000	336,048
Series 2014 B, 5% 7/1/19	250,000	266,705
Miami-Dade County Pub. Facilities Rev. Series 2015 A, 5% 6/1/19	1,525,000	1,620,526
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 A, 5% 5/1/19	1,440,000	1,524,787
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	1,000,000	1,066,650
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B, 4% 8/1/19	975,000	1,025,291
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (a)	500,000	535,590
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B:
5% 10/1/19 (Escrowed to Maturity)	255,000	274,566
5% 10/1/19 (Escrowed to Maturity)	245,000	264,051

TOTAL FLORIDA		16,989,616

Georgia - 0.2%
Georgia Muni. Elec. Auth. Pwr. Rev. (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	200,000	209,132
Illinois - 3.7%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B, 5% 1/1/19	1,000,000	1,048,310
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	350,000	369,478
Illinois Gen. Oblig. Series 2012, 5% 3/1/19	1,000,000	1,040,520
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/19	600,000	628,632
Illinois Sales Tax Rev. Series 2013, 5% 6/15/19	1,000,000	1,057,120

TOTAL ILLINOIS		4,144,060

Indiana - 2.1%
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.) Series 2016 A1, 5% 1/1/19 (a)	1,950,000	2,040,714
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	267,248

TOTAL INDIANA		2,307,962

Iowa - 0.8%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19 (Escrowed to Maturity)	870,000	909,933
Louisiana - 1.4%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/19	1,000,000	1,061,270
Louisiana Pub. Facilities Auth. (Ochsner Clinic Foundation Proj.) Series 2017, 4% 5/15/19	225,000	234,574
Louisiana Pub. Facilities Auth. Rev. Series 2009 A, 5% 7/1/19	250,000	266,168

TOTAL LOUISIANA		1,562,012

Maryland - 1.7%
Maryland Health & Higher Edl. Facilities Auth. Rev. 5% 7/1/21 (Pre-Refunded to 7/1/19 @ 100)	800,000	853,888
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/19 (a)	1,000,000	1,063,660

TOTAL MARYLAND		1,917,548

Massachusetts - 1.0%
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2015 O2, 5% 7/1/19	505,000	538,567
Series 2016, 5% 7/1/19	575,000	607,873

TOTAL MASSACHUSETTS		1,146,440

Michigan - 7.3%
Ann Arbor Pub. School District Series 2015, 5% 5/1/19	1,200,000	1,272,996
Brandon School District Series 2016 A, 4% 5/1/19	1,000,000	1,043,140
Chippewa Valley Schools Series 2016 A, 5% 5/1/19	675,000	715,730
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/19	1,000,000	1,059,690
Farmington Pub. School District Gen. Oblig. 5% 5/1/19 (FSA Insured)	750,000	795,255
Grand Rapids Pub. Schools Series 2016, 5% 5/1/19 (FSA Insured)	1,335,000	1,412,310
Royal Oak City School District 5% 5/1/19	700,000	742,581
West Ottawa Pub. School District Series 2012 B, 5% 5/1/19	1,000,000	1,060,830

TOTAL MICHIGAN		8,102,532

Minnesota - 0.7%
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	785,000	822,421
Missouri - 0.2%
Kansas City Spl. Oblig. 4% 9/1/19	250,000	263,088
Nevada - 0.2%
Washoe County Gas Facilities Rev. Bonds (Seirra Pacific Pwr. Co. Projs.) Series 2016 A, 1.5%, tender 6/3/19 (a)(b)	175,000	173,628
New Jersey - 9.1%
Gloucester County Impt. Auth. Rev. (Rowan Univ. Proj.) Series 2015 B, 5% 7/1/19	1,700,000	1,810,551
New Jersey Econ. Dev. Auth. Rev.:
Series 2013 NN, 5% 3/1/19 (Escrowed to Maturity)	105,000	110,778
Series 2014 PP, 5% 6/15/19	3,630,000	3,825,403
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	643,581
New Jersey Edl. Facility:
(Ramapo College, Proj.) Series 2017 A, 3% 7/1/19 (FSA Insured)	325,000	334,666
(Stevens Institute of Technolgy Proj.) Series 2017 A, 5% 7/1/19	305,000	324,724
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2011, 5% 7/1/19	500,000	532,785
Series 2016 A, 5% 7/1/19	140,000	147,879
New Jersey Trans. Trust Fund Auth.:
Series 2003 B, 5.25% 12/15/19	300,000	321,411
Series 2012 AA, 5% 6/15/19	2,000,000	2,107,660

TOTAL NEW JERSEY		10,159,438

New Mexico - 0.6%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	640,632
New York - 18.9%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015, 5% 7/1/19	275,000	291,948
City of Auburn Gen. Oblig. Rfdg. Bonds Series 2016, 3% 6/1/19	1,135,000	1,168,675
Nassau County Local Econ. Assistance Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 4% 7/1/19	250,000	261,115
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1:
5% 7/15/19	410,000	438,757
5% 7/15/19 (Escrowed to Maturity)	590,000	630,952
New York Dorm. Auth. Revs. Series 2009, 5.25% 7/1/33 (Pre-Refunded to 7/1/19 @ 100)	1,000,000	1,072,210
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	260,000	281,211
New York Thruway Auth. Gen. Rev.:
Series 2013 A, 5% 5/1/19	13,650,000	14,480,326
Series II, 4% 5/1/19	1,000,000	1,045,230
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/19 (FSA Insured)	1,000,000	1,053,440
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/19	350,000	373,202

TOTAL NEW YORK		21,097,066

North Carolina - 0.5%
Charlotte Int'l. Arpt. Rev.:
Series 2017 B, 5% 7/1/19 (a)	155,000	165,275
Series 2017 C, 4% 7/1/19	425,000	446,611

TOTAL NORTH CAROLINA		611,886

Ohio - 1.4%
Univ. of Toledo Gen. Receipts Series 2017 A, 5% 6/1/19	600,000	637,788
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	825,000	870,911

TOTAL OHIO		1,508,699

Oklahoma - 1.5%
Payne County Independent School District # 16:
Series 2017 A, 3% 6/1/19	380,000	391,339
Series 2017 B, 3% 6/1/19	1,195,000	1,230,659

TOTAL OKLAHOMA		1,621,998

Oregon - 0.9%
Port of Portland Arpt. Rev. Series 22, 4% 7/1/19 (a)	1,000,000	1,048,360
Pennsylvania - 10.2%
Butler County Hosp. Auth. Hosp. Rev. (Butler Memorial Hosp., Proj.) Series 2009 B, 7.25% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,700,000	1,877,293
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	106,181
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/19	400,000	409,628
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Catholic Health Initiatives Proj.) Series 2009 A, 5.125% 6/1/33 (Pre-Refunded to 6/1/19 @ 100)	180,000	192,107
Pennsylvania Gen. Oblig.:
Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	650,000	697,749
Series 2009, 5% 7/1/19	5,000,000	5,335,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Tenth Series B, 5% 7/1/19 (FSA Insured)	100,000	106,665
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5% 7/1/19	1,000,000	1,068,080
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	800,000	849,424
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/19	670,000	712,371

TOTAL PENNSYLVANIA		11,354,498

Rhode Island - 0.6%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016, 5% 5/15/19	620,000	651,360
Texas - 5.7%
Houston Gen. Oblig. Series 2009 A, 5% 3/1/26 (Pre-Refunded to 3/1/19 @ 100)	1,000,000	1,055,030
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	1,860,000	1,987,987
Northside Independent School District Bonds Series 2011 A, 2%, tender 6/1/19 (b)	2,805,000	2,839,922
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/19	500,000	536,030

TOTAL TEXAS		6,418,969

Utah - 1.9%
Utah Associated Muni. Pwr. Sys. Rev. Series 2012, 5% 4/1/19	2,015,000	2,126,228
Virginia - 0.9%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 A, 1.75%, tender 5/16/19 (b)	500,000	502,950
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (b)	500,000	503,945

TOTAL VIRGINIA		1,006,895

Washington - 0.2%
Clark County Pub. Util. District #1 Wtr. Series 2017, 5% 1/1/19	125,000	131,150
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	115,300

TOTAL WASHINGTON		246,450

West Virginia - 0.5%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds 1.9%, tender 4/1/19 (b)	505,000	507,899
Wisconsin - 0.6%
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 4%, tender 5/30/19 (b)	675,000	706,388
TOTAL MUNICIPAL BONDS
(Cost $108,016,288)		108,814,438

Municipal Notes - 0.9%
New York - 0.9%
Broome County Gen. Oblig. BAN 2.5% 5/4/18
(Cost $1,007,033)	1,000,000	1,007,470
TOTAL INVESTMENT IN SECURITIES - 98.3%
(Cost $109,023,321)		109,821,908
NET OTHER ASSETS (LIABILITIES) - 1.7%		1,851,107
NET ASSETS - 100%		$111,673,015

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Municipal Income 2021 Fund

September 30, 2017

M21-QTLY-1117
1.932723.106

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.9%
	Principal Amount	Value
Alabama - 2.3%
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 5% 2/1/21	1,000,000	1,109,390
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/21	500,000	548,690

TOTAL ALABAMA		1,658,080

Arizona - 4.5%
Glendale Gen. Oblig. Series 2017, 5% 7/1/21 (a)	250,000	283,378
Pima County Gen. Oblig. Series 2016, 3% 7/1/21	500,000	531,340
Tempe Gen. Oblig. Series A, 4% 7/1/21	605,000	665,669
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	337,737
Tucson Wtr. Rev. Series 2017, 5% 7/1/21	500,000	569,555
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 6% 7/1/39 (Pre-Refunded to 7/1/21 @ 100)	240,000	279,845
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	570,260

TOTAL ARIZONA		3,237,784

California - 6.1%
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2012 A, 5% 4/1/21	500,000	564,100
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) 5% 3/1/21	500,000	563,850
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/21	1,000,000	1,127,700
Los Angeles Unified School District Series 2011 A2, 5% 7/1/21	250,000	285,568
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2017 B, 5% 7/1/21 (b)	225,000	253,303
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	$100,000	$115,585
Series 2011 C, 5% 5/1/21 (b)	500,000	565,400
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/21	600,000	667,824
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	285,838

TOTAL CALIFORNIA		4,429,168

Colorado - 0.5%
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/21	350,000	397,495
Connecticut - 0.8%
Connecticut Gen. Oblig. Series 2016 B, 5% 5/15/21	500,000	555,770
District Of Columbia - 0.8%
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/21	500,000	567,195
Florida - 10.0%
Broward County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/21	500,000	566,410
Series 2015 A, 5% 7/1/21	500,000	566,410
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/21	425,000	479,124
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	849,615
Florida Dept. of Envir. Protection Rev.:
Series 2011 B, 5% 7/1/21	750,000	852,263
Series 2012 A, 5% 7/1/21	500,000	568,175
Hillsborough County School Board Ctfs. of Prtn. Series 2016, 5% 7/1/21	615,000	696,198
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/21 (FSA Insured)	1,000,000	1,123,450
Miami-Dade County Expressway Auth. Series 2014 A, 5% 7/1/21	1,000,000	1,131,640
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/21	325,000	368,583

TOTAL FLORIDA		7,201,868

Georgia - 3.1%
Atlanta Arpt. Rev. 5% 1/1/21	1,000,000	1,120,890
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	279,883
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2011 A, 5% 1/1/21	690,000	763,871
Series 2011 B, 5% 1/1/21	85,000	94,100

TOTAL GEORGIA		2,258,744

Hawaii - 0.6%
Honolulu City and County Wastewtr. Sys. Series 2015 A, 5% 7/1/21	375,000	425,985
Illinois - 6.4%
Chicago Midway Arpt. Rev. 5% 1/1/21	400,000	444,836
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/21	200,000	223,024
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	525,000	586,493
Illinois Fin. Auth. Rev. Series 2016 C, 5% 2/15/21	1,000,000	1,093,760
Illinois Gen. Oblig.:
Series 2012, 5% 3/1/21	500,000	538,070
Series 2013, 5% 7/1/21	510,000	551,677
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/21	1,000,000	1,112,140
Illinois Reg'l. Trans. Auth. Series 2017 A, 5% 7/1/21	50,000	56,368

TOTAL ILLINOIS		4,606,368

Indiana - 2.1%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	223,092
Indianapolis Local Pub. Impt. Series 2016, 5% 1/1/21 (b)	500,000	553,695
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/21	250,000	282,355
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	341,850
Whiting Envir. Facilities Rev. (BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	100,000	112,134

TOTAL INDIANA		1,513,126

Maine - 0.1%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2017 B, 4% 7/1/21 (a)	100,000	109,092
Massachusetts - 1.3%
Massachusetts Dev. Fin. Agcy. Rev. Series 2016, 5% 7/1/21	250,000	278,355
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/21	200,000	227,506
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	442,186

TOTAL MASSACHUSETTS		948,047

Michigan - 9.3%
Battle Creek School District Series 2016, 5% 5/1/21	1,000,000	1,126,310
Brandon School District Series 2016 A, 5% 5/1/21	1,000,000	1,126,310
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/21	500,000	556,850
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	229,084
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	568,960
Michigan Fin. Auth. Rev.:
Series 2012 A, 5% 6/1/21 (Escrowed to Maturity)	1,000,000	1,133,000
Series 2015 D1, 5% 7/1/21	500,000	557,095
Michigan Hosp. Fin. Auth. Rev. 5% 6/1/21	300,000	338,064
Mount Clemens Cmnty. School District Series 2017 A, 5% 5/1/21	220,000	248,281
Roseville Cmnty. Schools Series 2014, 5% 5/1/21	750,000	845,010

TOTAL MICHIGAN		6,728,964

Minnesota - 1.1%
Maple Grove Health Care Sys. Rev. ( North Memorial Med. Ctr., Proj.) Series 2015, 4% 9/1/21	400,000	431,984
Minnesota Higher Ed. Facilities Auth. Rev. Series 7U, 5% 4/1/21	315,000	352,970

TOTAL MINNESOTA		784,954

Nevada - 5.1%
Clark County Arpt. Rev. Series 2017 C, 5% 7/1/21 (b)	2,725,000	3,070,962
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	283,250
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/21	300,000	335,616

TOTAL NEVADA		3,689,828

New Jersey - 11.6%
Bayonne Gen. Oblig. Series 2016, 5% 7/1/21 (Build America Mutual Assurance Insured)	695,000	778,379
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/21	650,000	718,088
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	1,000,000	926,160
New Jersey Econ. Dev. Auth. Rev.:
Series 2011 EE, 5.5% 9/1/21	325,000	359,037
Series 2015 XX:
5% 6/15/21	1,000,000	1,096,330
5.5% 9/1/21 (Pre-Refunded to 3/1/21 @ 100)	905,000	1,030,107
New Jersey Edl. Facilities Auth. Rev.:
Series 2011 A, 5% 7/1/21	540,000	604,784
Series 2013 A, 5% 7/1/21	100,000	112,385
New Jersey Edl. Facility (Stevens Institute of Technolgy Proj.) Series 2017 A, 5% 7/1/21	490,000	551,064
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2011, 5% 7/1/21	1,000,000	1,129,300
Series 2017 A, 5% 7/1/21	170,000	191,384
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4.25% 6/15/21	100,000	107,244
Series 2011 B, 5% 6/15/21	750,000	824,205

TOTAL NEW JERSEY		8,428,467

New York - 7.5%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2009 A, 5.25% 4/1/21	500,000	527,910
Monroe County Indl. Dev. Corp. (Univ. of Rochester, Proj.) Series 2017 A, 5% 7/1/21	325,000	370,081
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 5% 7/1/21	500,000	560,180
New York City Gen. Oblig. Series 2014 B, 5% 8/1/21	1,700,000	1,935,467
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/21	685,000	779,619
New York Dorm. Auth. Revs.:
Series 1, 4% 7/1/21	600,000	662,718
Series 2014, 5% 7/1/21	325,000	367,276
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/21	200,000	226,094

TOTAL NEW YORK		5,429,345

North Carolina - 1.6%
Dare County Ctfs. of Prtn. Series 2012 B, 5% 6/1/21	1,000,000	1,127,260
Ohio - 1.6%
Univ. of Toledo Gen. Receipts Series 2017 A, 5% 6/1/21	1,000,000	1,127,260
Oregon - 1.0%
Port of Portland Arpt. Rev. Series 22, 5% 7/1/21 (b)	650,000	732,271
Pennsylvania - 5.5%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	417,050
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/21	680,000	734,393
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	555,155
Pennsylvania Gen. Oblig. Series 2014, 5% 7/1/21	1,000,000	1,125,400
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	562,675
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012, 5% 4/1/21	535,000	589,479

TOTAL PENNSYLVANIA		3,984,152

Pennsylvania, New Jersey - 0.5%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2015, 5% 7/1/21	325,000	368,293
South Carolina - 1.1%
Horry County School District Series 2011, 5% 3/1/21	700,000	787,885
South Dakota - 0.4%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2017, 5% 7/1/21 (a)	255,000	288,176
Tennessee - 0.7%
Knox County Health Edl. & Hsg. Facilities Board Rev. Series 2017, 4% 4/1/21	500,000	534,810
Texas - 6.9%
Corpus Christi Util. Sys. Rev.:
Series 2013, 5% 7/15/21	250,000	282,750
5% 7/15/21	750,000	848,250
Dallas County Gen. Oblig. Series 2016 5% 8/15/21	1,000,000	1,137,050
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21	250,000	281,253
Lower Colorado River Auth. Rev. Series 2015 B, 4% 5/15/21	400,000	436,696
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	567,195
North Texas Tollway Auth. Rev. Series 2014 A, 5% 1/1/21	510,000	569,405
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/21	70,000	79,282
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (b)	200,000	226,820
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21 (Escrowed to Maturity)	500,000	564,845

TOTAL TEXAS		4,993,546

Virginia - 0.2%
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/21	110,000	122,042
Washington - 1.7%
Clark County Pub. Util. District #1 Wtr. Series 2017, 5% 1/1/21	240,000	268,198
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	753,624
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	189,628

TOTAL WASHINGTON		1,211,450

Wisconsin - 2.5%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	1,000,000	1,132,620
Wisconsin Health & Edl. Facilities:
( Agnesian Healthcare Proj.) Series 2017, 5% 7/1/21	100,000	111,920
Series 2014, 5% 5/1/21	540,000	593,692

TOTAL WISCONSIN		1,838,232

TOTAL MUNICIPAL BONDS
(Cost $67,956,676)		70,085,657
TOTAL INVESTMENT IN SECURITIES - 96.9%
(Cost $67,956,676)		70,085,657
NET OTHER ASSETS (LIABILITIES) - 3.1%		2,245,167
NET ASSETS - 100%		$72,330,824

Legend

 (a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Municipal Income 2023 Fund

September 30, 2017

M23-QTLY-1117
1.958060.104

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.5%
	Principal Amount	Value
Alabama - 4.8%
Mobile County Board of School Commissioners:
Series 2016 A, 5% 3/1/23	$500,000	$582,415
Series 2016 B, 5% 3/1/23	1,000,000	1,164,830

TOTAL ALABAMA		1,747,245

Arizona - 9.7%
Glendale Gen. Oblig. Series 2017, 5% 7/1/23 (a)	250,000	294,343
Maricopa County School District No. 40 (Proj. of 2011) Series 2015 D, 5% 7/1/23 (FSA Insured)	795,000	934,650
Pima County Gen. Oblig. Series 2016, 4% 7/1/23	500,000	565,895
Tucson Ctfs. of Prtn.:
Series 2012, 5% 7/1/23 (FSA Insured)	450,000	528,507
Series 2015, 5% 7/1/23 (FSA Insured)	250,000	293,615
Tucson Wtr. Rev.:
Series 2013 A, 5% 7/1/23	520,000	619,486
Series 2017, 5% 7/1/23	250,000	297,830

TOTAL ARIZONA		3,534,326

California - 6.8%
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 3/1/23	120,000	139,982
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/23	250,000	295,675
Desert Sands Unified School District Series 2013 B, 5% 6/1/23	375,000	447,773
Los Angeles Wastewtr. Sys. Rev. Series 2012 B, 4% 6/1/23	60,000	68,426
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23	200,000	167,100
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. (Sub Lien Proj.) Series 2017 B, 5% 7/1/23 (b)	500,000	585,150
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A, 5% 6/1/23	200,000	237,374
Stockton Unified School District Gen. Oblig. Series 2012 A, 5% 8/1/23 (FSA Insured)	250,000	298,648
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/23	200,000	229,128

TOTAL CALIFORNIA		2,469,256

Colorado - 1.0%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 5% 6/1/23	200,000	235,120
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/23	100,000	118,866

TOTAL COLORADO		353,986

Connecticut - 0.5%
Connecticut Health & Edl. Facilities Auth. Rev. Series 2011 A, 4% 7/1/23	65,000	69,447
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	100,000	116,106

TOTAL CONNECTICUT		185,553

Florida - 7.7%
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/23	250,000	295,563
Series 2015 B, 5% 7/1/23	45,000	53,201
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/23	500,000	583,665
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/23 (FSA Insured)	500,000	581,350
Miami-Dade County Expressway Auth.:
Series 2014 A, 4% 7/1/23	200,000	224,604
Series 2014 B, 5% 7/1/23	90,000	105,971
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/23	30,000	35,038
Series 2015 D, 5% 2/1/23	650,000	756,282
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	170,211

TOTAL FLORIDA		2,805,885

Georgia - 0.7%
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/23	210,000	241,777
Hawaii - 4.9%
Honolulu City & County Gen. Oblig. Series 2017 D, 5% 9/1/23	1,500,000	1,785,592
Illinois - 15.9%
Chicago Midway Arpt. Rev. 5% 1/1/23	400,000	461,824
Chicago O'Hare Int'l. Arpt. Rev. Series 2013 C, 5% 1/1/23 (b)	200,000	230,048
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/23	500,000	574,695
Illinois Fin. Auth. Rev.:
Series 2016 C, 5% 2/15/23	500,000	564,275
Series 2017, 5% 1/1/23	1,000,000	1,168,160
Illinois Gen. Oblig.:
Series 2013, 5% 7/1/23	295,000	324,435
Series 2014, 5% 2/1/23	250,000	274,053
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	510,000	591,136
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	80,000	95,890
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	695,000	797,089
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/23	500,000	571,355
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	21,312
Series 2002 B, 5.7% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	90,000	106,309

TOTAL ILLINOIS		5,780,581

Indiana - 2.4%
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/23	250,000	294,040
Indianapolis Local Pub. Impt. Series 2016, 5% 1/1/23 (b)	500,000	575,120

TOTAL INDIANA		869,160

Louisiana - 1.7%
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	540,000	612,743
Massachusetts - 2.5%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2005 B, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	60,875
Massachusetts Dev. Fin. Agcy. Rev. Series 2016, 5% 7/1/23	230,000	265,103
Massachusetts Port Auth. Rev. Series 2017 A, 5% 7/1/23 (b)	500,000	585,740

TOTAL MASSACHUSETTS		911,718

Michigan - 4.0%
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (FSA Insured)	50,000	59,014
Grand Traverse County Hosp. Series 2014 C, 5% 7/1/23	390,000	453,414
Lansing Board of Wtr. & Lt. Util. Rev. Series 2013 A, 5% 7/1/23	310,000	364,641
Mount Clemens Cmnty. School District Series 2017 A, 5% 5/1/23	500,000	582,520

TOTAL MICHIGAN		1,459,589

Minnesota - 0.8%
Anoka-Hennepin Independent School District 11 Series 2014 A, 5% 2/1/23	250,000	290,050
Nevada - 4.8%
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. (Clark County Arpt. Rev. Proj.) Series 2017 B, 5% 7/1/23 (b)	1,000,000	1,170,890
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/23	110,000	129,499
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/23	380,000	440,971

TOTAL NEVADA		1,741,360

New Jersey - 5.7%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/23	250,000	286,063
New Jersey Econ. Dev. Auth. Rev.:
Series 2013, 5% 3/1/23	550,000	612,689
Series 2015 XX, 5% 6/15/23	250,000	279,340
New Jersey Edl. Facilities Auth. Rev. Series 2013 A, 5% 7/1/23	100,000	116,555
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/23	200,000	234,654
Series 2013, 5% 7/1/23	200,000	233,466
New Jersey Trans. Trust Fund Auth. 5.75% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	296,408

TOTAL NEW JERSEY		2,059,175

New York - 5.0%
Monroe County Indl. Dev. Corp. Univ. of Rochester, Proj.) Series 2017 A, 5% 7/1/23	100,000	118,829
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 5% 7/1/23	350,000	407,117
Series 2014 B, 5% 7/1/23	285,000	331,509
New York Dorm. Auth. Rev. Series 2015 A, 5% 5/1/23	530,000	619,310
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/23	300,000	352,698

TOTAL NEW YORK		1,829,463

Ohio - 3.2%
Cleveland Arpt. Sys. Rev. 5% 1/1/23 (FSA Insured)	500,000	582,715
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	452,804
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/23	100,000	114,814

TOTAL OHIO		1,150,333

Oregon - 0.8%
Port of Portland Arpt. Rev. Series 22, 5% 7/1/23 (b)	250,000	291,980
Pennsylvania - 4.8%
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/23	325,000	354,881
Pennsylvania Gen. Oblig.:
Series 2013, 5% 4/1/23	250,000	288,840
Series 2014, 5% 7/1/23	500,000	580,120
Philadelphia Wtr. & Wastewtr. Rev. Series 2014 A, 5% 7/1/23	100,000	117,686
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/23	340,000	387,875

TOTAL PENNSYLVANIA		1,729,402

Rhode Island - 0.8%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 5% 5/15/23	250,000	286,648
South Dakota - 0.5%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2017, 5% 7/1/23 (a)	150,000	176,073
Texas - 4.2%
Lower Colorado River Auth. Rev.:
Series 2015 B, 5% 5/15/23	250,000	292,843
Series 2015 D, 5% 5/15/23	500,000	585,685
North Texas Tollway Auth. Rev.:
Series 2014 A, 5% 1/1/23	300,000	350,613
Series 2015 B, 5% 1/1/23	250,000	292,178

TOTAL TEXAS		1,521,319

Virginia - 0.6%
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/23	200,000	228,802
Washington - 3.1%
Port of Seattle Rev. Series 2013, 5% 7/1/23 (b)	250,000	293,915
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (b)	300,000	347,763
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	300,000	338,832
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	144,160

TOTAL WASHINGTON		1,124,670

Wisconsin - 1.6%
Wisconsin Health & Edl. Facilities (Agnesian Healthcare Proj.) Series 2017, 5% 7/1/23	500,000	578,945
TOTAL MUNICIPAL BONDS
(Cost $34,873,685)		35,765,631
TOTAL INVESTMENT IN SECURITIES - 98.5%
(Cost $34,873,685)		35,765,631
NET OTHER ASSETS (LIABILITIES) - 1.5%		559,214
NET ASSETS - 100%		$36,324,845

Legend

 (a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Municipal Income 2025 Fund

September 30, 2017

M25-QTLY-1117
1.9885832.100

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 100.7%
	Principal Amount	Value
Arizona - 5.6%
Glendale Gen. Oblig. Series 2017, 5% 7/1/25 (a)	250,000	302,140
Glendale Trans. Excise Tax Rev. 5% 7/1/25 (FSA Insured)	75,000	90,947
Tucson Wtr. Rev. Series 2017, 5% 7/1/25	250,000	307,583

TOTAL ARIZONA		700,670

California - 12.3%
California Muni. Fin. Auth. Rev. Series 2017 A, 5% 7/1/25	410,000	485,551
Los Angeles Dept. Arpt. Rev. Series 2017 B, 5% 5/15/25 (b)	115,000	138,628
Port of Oakland Rev. Series 2017 D, 5% 11/1/25 (b)	250,000	301,338
Poway Unified School District Series 2009, 0% 8/1/25	40,000	32,804
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. (Sub Lien Proj.) Series 2017 B, 5% 7/1/25 (b)	250,000	300,770
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/25	250,000	291,643

TOTAL CALIFORNIA		1,550,734

Connecticut - 1.0%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Lawrence & Memorial Hosp., Ct Proj.) Series F, 4% 7/1/25	$110,000	$113,707
9 Quinnipiac Univ., Ct. Proj.) Series M, 5% 7/1/25	10,000	11,882

TOTAL CONNECTICUT		125,589

District Of Columbia - 2.4%
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/25	250,000	305,158
Florida - 1.8%
Broward County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/25	20,000	24,380
Seminole County School Board Ctfs. of Prtn. Series 2016 C, 5% 7/1/25	40,000	48,060
Tampa Hosp. Rev. ( H Lee Moffitt Cancer Ctr. Proj.) Series 2016 B, 5% 7/1/25	100,000	117,499
Volusia County School Board Ctfs. of Prtn. (School Board of Volusia County, Florida Master Lease Prog.) Series 2016 A, 5% 8/1/25 (Build America Mutual Assurance Insured)	25,000	30,449

TOTAL FLORIDA		220,388

Illinois - 18.8%
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2017 B, 5% 1/1/25	125,000	150,076
Series 2017 D, 5% 1/1/25 (b)	100,000	117,846
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	250,000	291,805
Cook County Forest Preservation District Series 2012 B, 5% 12/15/24	150,000	163,053
Grundy & Will Cntys Cmnty. Series 2017, 5% 2/1/25	230,000	267,773
Illinois Fin. Auth. Rev. (Presence Health Proj.) Series 2016 C, 5% 2/15/25	200,000	230,536
Illinois Gen. Oblig. Series 2013, 5.5% 7/1/25	200,000	220,532
Illinois Sales Tax Rev. Series 2012, 6% 6/15/25	210,000	262,517
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2008, 0% 2/1/25 (FSA Insured)	185,000	149,704
Metropolitan Pier & Exposition Series 1994 A, 0% 6/15/25	140,000	109,889
Northbrook Ill Series 2015 B, 4% 12/1/25	100,000	113,138
Will County Cmnty. Unit School District #365-U Series 2012, 0% 11/1/25	375,000	296,003

TOTAL ILLINOIS		2,372,872

Indiana - 1.9%
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Proj.) Series 2017 A, 5% 11/1/25	200,000	240,742
Louisiana - 0.9%
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2017 B, 5% 1/1/25 (b)	100,000	118,285
Maine - 5.0%
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2017 A, 4% 7/1/25	465,000	522,176
Series 2017 B, 4% 7/1/25 (a)	100,000	112,263

TOTAL MAINE		634,439

Maryland - 2.0%
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017, 2.5% 11/1/24 (a)	250,000	250,303
Massachusetts - 7.6%
Massachusetts Dev. Fin. Agcy. Rev. Series 2017, 5% 9/1/25	60,000	72,962
Massachusetts Edl. Fing. Auth. Rev. Series 2017 A, 5% 7/1/25 (b)	250,000	289,553
Massachusetts Port Auth. Rev. Series 2017 A, 5% 7/1/25 (b)	500,000	598,385

TOTAL MASSACHUSETTS		960,900

Michigan - 4.6%
Macomb Interceptor Drain Drainage District Series 2017 A, 5% 5/1/25	250,000	304,058
Warren Consolidated School District Series 2017, 4% 5/1/25 (FSA Insured)	250,000	279,398

TOTAL MICHIGAN		583,456

Missouri - 2.4%
Saint Louis Arpt. Rev. Series 2017 B, 5% 7/1/25 (FSA Insured) (b)	250,000	300,375
New Jersey - 3.9%
Gloucester County Impt. Auth. Rev. (Rowan Univ. Proj.) Series 2017 A, 5% 11/1/25 (FSA Insured)	150,000	179,331
New Jersey Econ. Dev. Auth. Rev. (New Jersey Gen. Oblig. Proj.) Series 2015 XX, 5% 6/15/25	250,000	282,853
New Jersey Edl. Facility:
(Stevens Institute of Techonolgy Proj.) Series 2017 A, 5% 7/1/25	5,000	5,976
(Stockton Univ. Proj.) Series A, 5% 7/1/25	15,000	17,718

TOTAL NEW JERSEY		485,878

New York - 1.4%
Dutchess County Local Dev. Corp. Rev. (Health Quest Sys. Proj.) Series 2016 A, 5% 7/1/25	30,000	35,458
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2015 FF, 5% 6/15/25	25,000	30,748
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2015, 5% 7/1/25	100,000	116,276

TOTAL NEW YORK		182,482

Ohio - 2.2%
Hamilton County Hosp. Facilities Rev. (Trihealth, Inc. Obligated Group Proj.) Series 2017 A, 5% 8/15/25	140,000	164,850
Ohio Higher Edl. Facility Commission Rev. (Xavier Univ. 2016 Proj.) Series 2016, 5% 5/1/25	100,000	116,484

TOTAL OHIO		281,334

Oregon - 10.2%
Portland Gen. Oblig. Series 2017 A, 5% 6/15/25	1,050,000	1,293,090
Pennsylvania - 9.2%
Bucks County Series 2017, 5% 6/1/25	900,000	1,105,947
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/25	25,000	29,491
Philadelphia School District Series 2015 A, 5% 9/1/25	20,000	23,319

TOTAL PENNSYLVANIA		1,158,757

South Dakota - 2.9%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2017, 5% 7/1/25 (a)	300,000	360,525
Tennessee - 0.1%
Knox County Health Edl. & Hsg. Facilities Board Rev. Series 2016, 5% 9/1/25	15,000	17,315
Texas - 2.4%
Dallas County Util. and Reclamation District Series 2016, 5% 2/15/25	250,000	297,545
Wisconsin - 2.1%
Wisconsin Health & Edl. Facilities Series 2017 A:
5% 4/1/25	125,000	149,346
5% 9/1/25	100,000	115,743

TOTAL WISCONSIN		265,089

TOTAL MUNICIPAL BONDS
(Cost $12,716,635)		12,705,926
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $12,716,635)		12,705,926
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(83,174)
NET ASSETS - 100%		$12,622,752

Legend

 (a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$895
Total	$895

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2017